FIFTH THIRD FUNDS

                        SUPPLEMENT DATED DECEMBER 1, 2003
                                     TO THE
      COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2003

The table on page 69 in the section entitled "Payments to Dealers" is replaced with the following:


                                      Select Equity Funds+            Equity Index Fund             Other  Equity Funds
                                      --------------------            ------------------            -------------------

Purchase Amount                      Load/Sales      Dealer       Load/Sales       Dealer         Load/Sales      Dealer
                                     ----------      ------       ----------       ------         ----------      ------
                                      Charge       Reallowance     Charge        Reallowance       Charge       Reallowance
                                      ------       -----------     ------        -----------       ------       -----------
Less than $50,000                     5.00%           4.50%         5.00%           4.50%          5.00%           4.50%
                                      -----           -----         -----           -----          -----           -----

$50,000 but less than $100,000        4.50%           4.00%         4.50%           4.00%          4.50%           4.00%
                                      -----           -----         -----           -----          -----           -----

$100,000 but less than                3.50%           3.00%         3.50%           3.00%          3.50%           3.00%
                                      -----           -----         -----           -----          -----           -----
$250,000

$250,000 but less than $500,000       2.50%           2.10%         2.50%           2.10%          2.50%           2.10%
                                      -----           -----         -----           -----          -----           -----

$500,000 but less than                2.00%           1.70%         2.00%           1.70%          2.00%           1.70%
                                      -----           -----         -----           -----          -----           -----
$1,000,000

$1,000,000 but less than              0.00%           0.75%         0.00%           0.05%          0.00%           1.00%
                                      -----           -----         -----           -----          -----           -----
$5,000,000*

$5,000,000 but less than              0.00%           0.50%         0.00%           0.04%          0.00%           0.75%
                                      -----           -----         -----           -----          -----           -----
$25,000,000*

$25,000,000 or more*                  0.00%           0.25%         0.00%           0.03%          0.00%           0.50%
                                      -----           -----         -----           -----          -----           -----



+ "Select Equity Funds" includes the International Equity Fund and Small Cap Value Fund.



               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                     STATEMENT OF ADDITIONAL INFORMATION AND
                  APPLICABLE PROSPECTUSES FOR FUTURE REFERENCE.